Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
11. Income Taxes
We recorded no provision for income taxes for the years ended December 31, 2022 and 2021 was zero. We incurred net operating losses for all the periods presented.
The effective tax rate of the provision for income taxes differs from the federal statutory rate as follows:

	Year Ended December 31,
	2022	2021
Federal statutory income tax rate	21.0%	21.0%
Permanent differences	0.8%	-0.3%
Other credit	2.3%	3.2%
Other	-0.7%	-0.3%
Change in valuation allowance	-23.4%	-23.6%

	0.0%	0.0%

The components of deferred tax assets and liabilities are as follows (in thousands):

	Year Ended December 31,
	2022	2021
Deferred tax assets:
Net operating loss carry forwards	$33,333	$27,217
Tax credits	4,702	3,964
Section 174 R&D Capitalization	4,274	—
Depreciation and amortization	90	—
Stock-based compensation	666	—
Other reserves and accruals	1,462	1,334

Gross deferred tax assets	44,527	32,515
Deferred tax liabilities:
Depreciation and amortization	—	(24)
Right-of-use assets	(21)	(101)

Gross deferred tax liabilities	(21)	(125)
Valuation allowance	(44,506)	(32,390)

Net deferred tax assets	—	—

Realization of the deferred tax assets depends upon future taxable income. Since the amount and timing of future income are uncertain, the net deferred tax assets as of December 31, 2022 and 2021 have been fully offset by a valuation allowance. The valuation allowance increased by $12.1 million and $6.8 million during the years ended December 31, 2022 and 2021, respectively.
As of December 31, 2022, we had federal net operating loss (“NOL”) carryforwards totaling $137.3 million. Of the $137.3 million, $109.0 million related to NOLs generated after December 31, 2017 and are carried forward indefinitely but are subject to an 80% of taxable income limitation, and $28.3 million will begin to expire in 2033. On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) permits NOL carryovers and carrybacks to offset 100
% of taxable income for years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019 and 2020 to be carried back to each of the five preceding taxable years. The CARES Act did not have an impact to our NOLs. As of December 31, 2022, the Company had state NOL carryforward of $
64.6
 million, which will begin to expire in
2035
. We also have federal and state research and development tax credits of $
3.7
 million and $
2.5
 million, respectively, as of December 31, 2022. The federal research credits will begin to expire in the year 2030, and the state research credits have no expiration date. We qualified for Federal Orphan Drug credit in 2020 and started to claim the credit for tax year 2021. As of December 31, 2022, we have federal Orphan Drug credits of $
0.9
 million, which will begin to expire in
2041
.
 Our NOL and credit carryforwards may be subject to annual limitations due to ownership change provisions by the Internal Revenue Code of 1986, as amended, and similar state provisions. The annual limitation may result in the expiration of NOLs and tax credits before utilization.
We elected to recognize, if incurred, interest and penalties related to liabilities for uncertain tax positions as a part of income tax expense. We have incurred no such interest and penalties to date.
We determine our uncertain tax positions based on whether and how much of a tax benefit taken by us in its tax filings is more likely than not to be sustained upon examination by the relevant income tax authorities.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2022	2021
Gross unrecognized tax benefit at January 1	$1,598	$1,181
Additions for tax provision taken in the current year	405	417

Gross unrecognized tax benefit at December 31	$2,003	$1,598

We do not expect the unrecognized tax benefits to change significantly over the next 12 months. We file income tax returns in the U.S. federal jurisdiction and various states jurisdiction. We are subject to examination by the Internal Revenue Service and the st ate jurisdi
ctions for all tax years.